Investment Instruments - Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Acquisition cost	$ 3,995,342	$ 3,928,492
Unrealized Gains	22,928	49,716
Unrealized Losses	(104,072)	(7,309)
Fair Value	3,914,198	3,970,899
Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	8,885	14,622
Unrealized Gains	23	252
Unrealized Losses		(18)
Fair Value	8,908	14,856
Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	24	29
Unrealized Gains		1
Fair Value	24	30
Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	115,412	273,028
Unrealized Gains	662	4,135
Unrealized Losses	(1,062)
Fair Value	115,012	277,163
Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	18,261
Unrealized Gains	879
Unrealized Losses	(35)
Fair Value	19,105
Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	177,855	391,058
Unrealized Gains	582	3,724
Unrealized Losses	(1,125)	(91)
Fair Value	177,312	394,691
Chilean corporate bonds [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	329,314	193,389
Unrealized Gains	15,153	23,848
Unrealized Losses	(9,876)	(52)
Fair Value	334,591	217,185
Unlisted securities [member] | Equity instruments [member]
Disclosure of financial assets [line items]
Acquisition cost	7,643	6,466
Unrealized Gains	3,036	4,329
Unrealized Losses	(255)
Fair Value	10,424	10,795
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Acquisition cost	1,494,132	1,171,350
Unrealized Gains	29	29
Unrealized Losses	(591)	(538)
Fair Value	1,493,570	1,170,841
Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Acquisition cost	1,729,487	1,781,626
Unrealized Gains	164	8,989
Unrealized Losses	(90,906)	(6,850)
Fair Value	1,638,745	1,783,765
Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Acquisition cost	114,329	96,924
Unrealized Gains	2,400	4,409
Unrealized Losses	(222)	240
Fair Value	116,507	101,573
IFRS9 [member]
Disclosure of financial assets [line items]
Fair Value	3,903,774	3,960,104
IFRS9 [member] | Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Fair Value	8,908	14,856
IFRS9 [member] | Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Fair Value	24	30
IFRS9 [member] | Chilean financial institution bonds [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Fair Value	115,012	277,163
IFRS9 [member] | Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Fair Value	19,105
IFRS9 [member] | Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Fair Value	334,591	217,185
IFRS9 [member] | Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Fair Value	177,312	394,691
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Fair Value	1,493,570	1,170,841
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Fair Value	1,638,745	1,783,765
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Fair Value	$ 116,507	$ 101,573